Annual Fund Operating Expenses ((John Hancock Classic Value Fund))	0 Months Ended
	Mar. 01, 2013
(JH Classic Value Fund - Classes A, B and C) | Class A
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.27%
(JH Classic Value Fund - Classes A, B and C) | Class B
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	2.02%
(JH Classic Value Fund - Classes A, B and C) | Class C
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual fund operating expenses	2.02%
(JH Classic Value Fund - Class I) | Class I
Operating Expenses:
Management fee	0.75%	[1]
Other expenses	0.18%
Total annual fund operating expenses	0.93%
(JH Classic Value Fund - Classes R1 - R5) | Class R1
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.25%	[2]
Additional expenses	0.09%
Other expenses	0.34%
Total annual fund operating expenses	1.59%
(JH Classic Value Fund - Classes R1 - R5) | Class R2
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.25%
Service plan fee	0.25%	[2]
Additional expenses	0.09%
Other expenses	0.34%
Total annual fund operating expenses	1.34%
(JH Classic Value Fund - Classes R1 - R5) | Class R3
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.50%
Service plan fee	0.15%	[2]
Additional expenses	0.10%
Other expenses	0.25%
Total annual fund operating expenses	1.50%
(JH Classic Value Fund - Classes R1 - R5) | Class R4
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	0.15%	[3]
Service plan fee	0.10%	[2]
Additional expenses	0.09%
Other expenses	0.19%
Total annual fund operating expenses	1.09%
(JH Classic Value Fund - Classes R1 - R5) | Class R5
Operating Expenses:
Management fee	0.75%	[1]
Distribution and service (12b-1) fees	none
Service plan fee	0.05%	[2]
Additional expenses	0.09%
Other expenses	0.14%
Total annual fund operating expenses	0.89%
(JH Classic Value Fund - Class R6) | Class R6
Operating Expenses:
Management fee	0.75%	[1]
Other expenses	0.10%
Total annual fund operating expenses	0.85%

[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%